DECONSOLIDATION	12 Months Ended
Dec. 31, 2014
DECONSOLIDATION [Abstract]
DECONSOLIDATION

26. DECONSOLIDATION

a.	Deconsolidation in 2013:

During the year ended December 31, 2013, the Group recognized a total impairment loss amounting to RMB 84,246 derived from deconsolidated of subsidiaries, which included losses on the deconsolidation of Tianjin Tutoring of RMB 77,146 and Guangzhou DP Tutoring of RMB 16,572 respectively, and gain on the deconsolidation of Guangzhou ZS Career Enhancement of RMB 9,472. The deconsolidation gain or loss was equivalent to the subsidiaries' carrying amounts of net assets or net liabilities as of deconsolidation dates because the Group assessed the investments were not recoverable.

Because of the deconsolidation, the amount of RMB 20,083 and RMB 2,061 due to Tianjin Tutoring and Guangzhou DP Tutoring, respectively, were recognized as the liabilities of the Group as of December 31, 2013, which were deducted as inter-company transaction as of December 31, 2012. Amount due from the deconsolidated subsidiaries of RMB 44,722 was fully written off as of December 31, 2013.

In 2013, affected by the negative news and internal investigation occurred in 2012, the principals and most of staffs, especially the sales teams, resigned from these 3 entities because of losing confidence in the Group. The business operations of these 3 entities significantly suffered from the impact of the resignation accordingly. Tianjin Tutoring stopped providing financial statements and reporting operating results to the Group after September 30, 2013, which was determined at the date that the Group ceased to have substantial control on Tianjin Tutoring. The Group lost control and connection with Guangzhou ZS Career Enhancement and Guangzhou DP Tutoring from December 31, 2013. Afterwards, the Group did not have any continuing involvement with these deconsolidated subsidiaries.

By the report issuance date, the deregistration from the Administration for Industry and Commerce is in the process. Therefore, Tianjin Tutoring, Guangzhou ZS Career Enhancement and Guangzhou DP Tutoring were subsidiaries of the Group legally as of December 31, 2014.

b.	Deconsolidation in 2014:

In 2014, the principal of Jilin Tutoring lost confidence in the Group and stopped providing financial statements and reporting operation results to the Group after September 30, 2014, which was determined as the date that the Group ceased to have substantial control on Jilin Tutoring. Afterwards, the Group did not have any continuing involvement with Jilin Tutoring.

During the year ended December 31, 2014, the Group recognized a total impairment loss amounting to RMB 29,462 arising from deconsolidation of Jilin Tutoring. The deconsolidation loss was equivalent to the subsidiary's carrying amounts of net assets and the amount of accumulated other comprehensive income attributable to Jilin Tutoring as of the deconsolidation date because the Group assessed the investment were not recoverable.

Because of the deconsolidation, the amount due from the deconsolidated subsidiaries of RMB 4,750 was fully written off as of December 31, 2014.

By the report issuance date, the deregistration from the Administration for Industry and Commerce is in the process. Therefore, Jilin Tutoring was subsidiary of the Group legally as of December 31, 2014.